Schedule of Investments (unaudited)	BlackRock Short Maturity Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

AGL Core CLO 4 Ltd., 1.32%, 04/20/33 (Call 04/20/22),
(3 mo. LIBOR US + 1.070%)(a)(b)	USD	1,400	$1,401,710
AIG CLO Ltd., 1.37%, 04/20/32 (Call 04/20/22),
(3 mo. LIBOR US + 1.120%)(a)(b)	USD	1,000	999,650
American Express Credit Account Master Trust, Series
2018-9, Class A, 0.48%, 04/15/26,
(1 mo. LIBOR US + 0.380%)(b)	USD	17,650	17,702,916
AmeriCredit Automobile Receivables Trust, Series
2021-1, Class A2, 0.28%, 06/18/24 (Call 02/18/24)	USD	5,773	5,770,849
AmeriCredit Automobile Receivables Trust 2020-2,
Series 2020-2, Class A2B, 0.45%, 12/18/23
(Call 11/18/23), (1 mo. LIBOR US + 0.350%)(b)	USD	517	516,598
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA,
Class A, 1.33%, 01/28/31 (Call 04/28/22),
(3 mo. LIBOR US + 1.050%)(a)(b)	USD	4,500	4,497,860
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, 1.37%, 01/28/31 (Call 01/28/22),
(3 mo. LIBOR US + 1.090%)(a)(b)	USD	13,840	13,837,315
Apidos CLO XII, 1.32%, 04/15/31 (Call 04/15/22),
(3 mo. LIBOR US + 1.08%)(a)(b)	USD	500	499,072
Apidos CLO XXI, 1.17%, 07/18/27 (Call 04/18/22),
(3 mo. LIBOR US + 0.93%)(a)(b)	USD	1,245	1,243,767
Arbor Realty Commercial Real Estate Notes Ltd.,
1.17%, 08/15/34 (Call 03/15/24),
(1 mo. LIBOR US + 1.070%)(a)(b)	USD	14,450	14,434,166
ASSURANT CLO Ltd., Series 2018-2A, Class A,
1.29%, 04/20/31 (Call 04/20/22),
(3 mo. LIBOR US + 1.040%)(a)(b)	USD	250	249,892
Atlas Senior Loan Fund III Ltd., Series 2013-1A,
Class AR, 0.99%, 11/17/27 (Call 02/17/22),
(3 mo. LIBOR US + 0.830%)(a)(b)	USD	7,055	7,053,907
Atrium XIII, Series 13A, Class A1, 1.44%, 11/21/30
(Call 04/23/22), (3 mo. LIBOR US + 1.180%)(a)(b)	USD	2,500	2,500,088
Autoflorence of Amyloids
0.14%, 12/24/44 (Call 11/24/26)(b)(c)	EUR	10,320	11,684,900
0.19%, 12/24/44 (Call 11/24/26)(b)(c)	EUR	898	1,003,865
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class A1R, 1.22%, 07/20/30 (Call 04/20/22),
(3 mo. LIBOR US + 0.97%)(a)(b)	USD	3,200	3,196,067
Barings Clo Ltd., 1.57%, 01/15/33 (Call 04/15/22),
(3 mo. LIBOR US + 1.330%)(a)(b)	USD	3,850	3,851,040
Barings CLO Ltd., 1.32%, 04/20/31 (Call 04/20/22),
(3 mo. LIBOR US + 1.070%)(a)(b)	USD	550	549,568
BDS 2021-FL9 Ltd., 1.17%, 11/16/38 (Call 10/16/23),
(1 mo. LIBOR US + 1.070%)(a)(b)	USD	8,750	8,728,372
Beechwood Park CLO Ltd., 1.57%, 01/17/33
(Call 04/17/22), (3 mo. LIBOR US + 1.330%)(a)(b)	USD	3,450	3,452,176
Benefit Street Partners CLO III Ltd., Series 2013-IIIA,
Class A1R2, 1.25%, 07/20/29 (Call 04/20/22),
(3 mo. LIBOR US + 1.000%)(a)(b)	USD	407	406,258
Benefit Street Partners CLO VIII Ltd., Series 2015-8A,
Class A1AR, 1.35%, 01/20/31 (Call 04/20/22),
(3 mo. LIBOR US + 1.1%)(a)(b)	USD	750	749,818
Benefit Street Partners Clo XII Ltd., 1.19%, 10/15/30
(Call 04/15/22), (3 mo. LIBOR US + 0.95%)(a)(b)	USD	1,678	1,676,242
Canyon Capital CLO Ltd., Series 2019-1A, Class A1R,
1.34%, 04/15/32 (Call 04/15/22),
(3 mo. LIBOR US + 1.1%)(a)(b)	USD	5,800	5,796,184
Security		Par (000)	Value

Carlyle C17 CLO Ltd., Series C17A, Class A1AR,
1.16%, 04/30/31 (Call 01/30/22),
(3 mo. LIBOR US + 1.030%)(a)(b)	USD	1,000	$999,370
Carlyle Global Market Strategies CLO Ltd., Series
2014-1A, Class A1R2, 1.21%, 04/17/31
(Call 04/17/22), (3 mo. LIBOR US + 0.970%)(a)(b)	USD	5,234	5,229,858
CarMax Auto Owner Trust, Series 2021-2, Class A2A,
0.27%, 06/17/24 (Call 03/15/24)	USD	10,506	10,493,365
Cbam Ltd., Series 2018-7A, Class A, 1.35%, 07/20/31
(Call 04/20/22), (3 mo. LIBOR US + 1.1%)(a)(b)	USD	750	749,329
Cedar Funding IX CLO Ltd., 1.23%, 04/20/31
(Call 04/20/22), (3 mo. LIBOR US + 0.98%)(a)(b)	USD	2,130	2,129,766
Chesapeake Funding II LLC, Series 2020-1A,
Class A2, 0.75%, 08/16/32,
(1 mo. LIBOR US + 0.650%)(a)(b)	USD	8,057	8,085,877
CIFC Funding Ltd.
Series 2014-2RA, Class A1, 1.31%, 04/24/30
(Call 04/24/22), (3 mo. LIBOR US + 1.050%)(a)(b)	USD	250	250,223
Series 2015-2A, Class AR2, 1.25%, 04/15/30
(Call 04/15/22), (3 mo. LIBOR US + 1.010%)(a)(b)	USD	17,000	16,999,990
Series 2018-1A, Class A, 1.24%, 04/18/31
(Call 04/18/22), (3 mo. LIBOR US + 1.0%)(a)(b)	USD	16,610	16,606,678
Series 2018-2A, Class A1, 1.29%, 04/20/31
(Call 04/20/22), (3 mo. LIBOR US + 1.040%)(a)(b)	USD	1,250	1,249,324
Citibank Credit Card Issuance Trust, Series 2019-A5,
Class A5, 0.73%, 04/22/26,
(1 mo. LIBOR + 0.620%)(b)	USD	40,505	40,892,374
College Ave Student Loans LLC, Series 2021-A,
Class A1, 1.21%, 07/25/51 (Call 02/25/32),
(1 mo. LIBOR US + 1.100%)(a)(b)	USD	270	270,607
Credit Acceptance Auto Loan Trust, Series 2021-3A,
Class A, 1.00%, 05/15/30 (Call 11/15/24)(a)	USD	4,130	4,074,278
Donlen Fleet Lease Funding 2 LLC, Series 2021-2,
Class A2, 0.56%, 12/11/34(a)	USD	13,523	13,430,914
Dowson PLC
Series 2021-2, Class A, 0.86%, 10/20/28
(Call 11/20/24),
(Sterning Ovenight Index Average + 0.680%)(b)(c)	GBP	9,399	12,656,944
Series 2021-2, Class B, 1.38%, 10/20/28
(Call 11/20/24),
(Sterning Ovenight Index Average + 1.200%)(b)(c)	GBP	1,600	2,154,000
Drive Auto Receivables Trust, Series 2021-1, Class A3,
0.44%, 11/15/24 (Call 09/15/23)	USD	9,070	9,060,164
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class AR, 1.19%, 07/18/30 (Call 04/18/22),
(3 mo. LIBOR US + 0.95%)(a)(b)	USD	10,750	10,754,104
Dryden 77 CLO Ltd., Series 2020-77A, Class XR,
1.16%, 05/20/34 (Call 05/20/23),
(3 mo. LIBOR US + 1.0%)(a)(b)	USD	250	249,649
Dryden XXVI Senior Loan Fund, Series 2013-26A,
Class AR, 1.14%, 04/15/29 (Call 04/15/22),
(3 mo. LIBOR US + 0.900%)(a)(b)	USD	15,679	15,676,301
Elevation CLO Ltd., Series 2014-2A, Class A1R,
1.47%, 10/15/29 (Call 04/15/22),
(3 mo. LIBOR US + 1.230%)(a)(b)	USD	490	490,429
Elmwood CLO X Ltd., Series 2021-3A, Class A, 1.29%,
10/20/34 (Call 10/20/22),
(3 mo. LIBOR US + 1.04%)(a)(b)	USD	23,000	22,966,551
Enterprise Fleet Funding LLC, Series 2021-1,
Class A2, 0.44%, 12/21/26 (Call 08/20/24)(a)	USD	11,511	11,416,645

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ford Credit Floorplan Master Owner Trust, Series
2019-1, Class A, 2.84%, 03/15/24	USD	26,550	$26,628,413
Ford Credit Floorplan Master Owner Trust A, Series
2019-3, Class A2, 0.70%, 09/15/24,
(1 mo. LIBOR US + 0.600%)(b)	USD	59,321	59,451,898
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR,
1.21%, 10/15/30 (Call 04/15/22),
(3 mo. LIBOR US + 0.97%)(a)(b)	USD	670	669,846
Gilbert Park CLO Ltd., 1.43%, 10/15/30 (Call 04/15/22),
(3 mo. LIBOR US + 1.190%)(a)(b)	USD	250	250,014
Globaldrive Auto Receivables, Series 2019-UKA,
Class B, 1.68%, 09/20/26 (Call 03/20/22),
(SOFR + 1.5%)(b)(c)	GBP	519	698,282
GM Financial Consumer Automobile Receivables Trust,
Series 2021-2, Class A2, 0.27%, 06/17/24
(Call 09/16/24)	USD	10,775	10,765,459
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class AR2, 1.24%, 10/29/29
(Call 01/29/22), (3 mo. LIBOR US + 1.110%)(a)(b)	USD	16,680	16,671,660
HGI CRE CLO Ltd., 1.11%, 09/17/36 (Call 10/17/23),
(1 mo. LIBOR US + 1.000%)(a)(b)	USD	5,380	5,350,825
Highbridge Loan Management, Series 3A-2014,
Class A1R, 1.42%, 07/18/29 (Call 04/18/22),
(3 mo. LIBOR US + 1.18%)(a)(b)	USD	1,100	1,100,067
KKR CLO 21 Ltd., 1.24%, 04/15/31 (Call 04/15/22),
(3 mo. LIBOR US + 1.000%)(a)(b)	USD	5,590	5,590,021
LCM 29 Ltd., Series 29A, Class AR, 1.31%, 04/15/31
(Call 07/15/22), (3 mo. LIBOR US + 1.07%)(a)(b)	USD	2,600	2,599,740
LoanCore Issuer Ltd.
1.41%, 11/15/38 (Call 11/15/23),
(1 mo. LIBOR US + 1.300%)(a)(b)	USD	2,640	2,639,999
Series 2018-CRE1, Class A, 1.24%, 05/15/28
(Call 02/15/22), (1 mo. LIBOR US + 1.130%)(a)(b)	USD	1,978	1,976,923
Madison Park Funding X Ltd., Series 2012-10A,
Class AR3, 1.26%, 01/20/29 (Call 04/20/22),
(3 mo. LIBOR US + 1.010%)(a)(b)	USD	5,418	5,417,440
Madison Park Funding XIII Ltd., Series 2014-13A,
Class AR2, 1.20%, 04/19/30 (Call 04/19/22),
(3 mo. LIBOR US + 0.950%)(a)(b)	USD	3,919	3,916,903
Madison Park Funding XVII Ltd., Series 2015-17A,
Class AR2, 1.26%, 07/21/30 (Call 04/21/22),
(3 mo. LIBOR US + 1.000%)(a)(b)	USD	800	800,000
Madison Park Funding XXIII Ltd., Series 2017-23A,
Class AR, 1.24%, 07/27/31 (Call 04/27/22),
(3 mo. LIBOR US + 0.970%)(a)(b)	USD	13,200	13,179,071
Madison Park Funding XXVI Ltd., Series 2007-4A,
Class AR, 1.50%, 07/29/30,
(3 mo. LIBOR US + 1.2%)(a)(b)	USD	4,875	4,880,651
Madison Park Funding XXXVII Ltd., 1.31%, 07/15/33
(Call 07/15/22), (3 mo. LIBOR US + 1.070%)(a)(b)	USD	1,750	1,745,478
Mariner CLO LLC, Series 2016-3A, Class AR2, 1.25%,
07/23/29 (Call 04/23/22),
(3 mo. LIBOR US + 0.99%)(a)(b)	USD	1,096	1,095,603
MF1 Multifamily Housing Mortgage Loan Trust, 1.21%,
07/16/36 (Call 07/16/23),
(1 mo. LIBOR US + 1.1%)(a)(b)	USD	4,520	4,505,225
Multifamily Housing Mortgage Loan Trust, 1.40%,
02/19/37	USD	1,860	1,859,999
Security		Par (000)	Value

Navient Private Education Loan Trust
Series 2017-A, Class A2B, 1.01%, 12/16/58
(Call 05/15/28), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	612	$612,459
Series 2020-IA, Class A1B, 1.10%, 04/15/69
(Call 10/15/30), (1 mo. LIBOR US + 1.000%)(a)(b)	USD	7,220	7,260,512
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A, 0.94%, 07/15/69
(Call 07/15/28)(a)	USD	7,194	7,040,614
Series 2021-DA, Class A, 1.26%, 04/15/60
(Call 05/15/32), (PRIME - 1.99%)(a)(b)	USD	9,241	9,249,624
Nelnet Student Loan Trust
0.79%, 04/20/62 (Call 03/20/31),
(1 mo. LIBOR US + 0.690%)(a)(b)	USD	3,600	3,596,338
0.84%, 04/20/62 (Call 12/20/30),
(1 mo. LIBOR US + 0.740%)(a)(b)	USD	6,968	6,984,219
Series 2021-A, Class A1, 0.90%, 04/20/62
(Call 02/20/29), (1 mo. LIBOR US + 0.8%)(a)(b)	USD	8,810	8,811,687
Series 2021-BA, Class AFL, 0.88%, 04/20/62
(Call 07/20/29), (1 mo. LIBOR US + 0.780%)(a)(b)	USD	15,091	15,093,941
Neuberger Berman CLO Ltd., Series 2013-14A,
Class AR2, 1.31%, 01/28/30 (Call 01/28/22),
(3 mo. LIBOR US + 0.99%)(a)(b)	USD	500	499,866
Neuberger Berman Loan Advisers CLO 33 Ltd., 1.32%,
10/16/33 (Call 10/16/22),
(3 mo. LIBOR US + 1.080%)(a)(b)	USD	2,050	2,048,975
Nissan Master Owner Trust Receivables, Series
2019-A, Class A, 0.66%, 02/15/24,
(1 mo. LIBOR US + 0.560%)(b)	USD	23,950	23,953,782
NLY Commercial Mortgage Trust, Series 2019-FL2,
Class A, 1.41%, 02/15/36 (Call 02/15/22),
(1 mo. LIBOR US + 1.300%)(a)(b)	USD	3,568	3,566,612
OCP CLO Ltd.
1.23%, 04/10/33 (Call 04/10/22),
(3 mo. LIBOR US + 1.000%)(a)(b)	USD	4,000	4,001,722
Series 2016-12A, Class A1R, 1.36%, 10/18/28
(Call 04/18/22), (3 mo. LIBOR US + 1.120%)(a)(b)	USD	15,111	15,115,483
Series 2017-13A, 1.20%, 07/15/30 (Call 04/15/22),
(3 mo. LIBOR US + 0.96%)(a)(b)	USD	2,350	2,350,702
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, 1.26%, 01/25/31
(Call 04/25/22), (3 mo. LIBOR US + 1.0%)(a)(b)	USD	3,000	2,998,528
OneMain Financial Issuance Trust, Series 2016-3A,
Class A, 3.83%, 06/18/31 (Call 02/18/22)(a)	USD	469	470,352
Palmer Square CLO Ltd.
1.25%, 10/17/31 (Call 07/19/22),
(3 mo. LIBOR US + 1.000%)(a)(b)	USD	1,800	1,800,053
Series 2015-2, 1.35%, 07/20/30 (Call 04/20/22),
(3 mo. LIBOR US + 1.100%)(a)(b)	USD	3,650	3,650,000
Series 2021-3A, Class A1, 1.38%, 01/15/35
(Call 01/15/24)(a)(b)	USD	500	500,641
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, 1.06%, 11/15/26
(Call 02/15/22), (3 mo. LIBOR US + 0.900%)(a)(b)	USD	2,451	2,449,084
Series 2018-5A, Class A1, 1.10%, 01/20/27
(Call 04/20/22), (3 mo. LIBOR US + 0.850%)(a)(b)	USD	3,052	3,047,299
PFS Financing Corp.
Series 2019-A, Class A1, 0.65%, 04/15/24,
(1 mo. LIBOR US + 0.550%)(a)(b)	USD	40,000	40,025,264
Series 2020-F, Class A, 0.93%, 08/15/24(a)	USD	3,274	3,276,469

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pikes Peak CLO 1, Series 2018-1A, Class A, 1.44%,
07/24/31 (Call 04/24/22),
(3 mo. LIBOR US + 1.180%)(a)(b)	USD	1,500	$1,499,830
Prodigy Finance CM2021-1 DAC, Series 2021-1A,
Class A, 1.35%, 07/25/51 (Call 02/25/27),
(1 mo. LIBOR US + 1.25%)(a)(b)	USD	2,156	2,155,649
Red & Black Auto Germany 8 UG, Class B, 0.18%,
09/15/30 (Call 10/15/25)(b)(c)	EUR	400	448,232
Red & Black Auto Italy S.r.l., Class A, 0.05%, 12/28/31
(Call 09/28/25)(b)(c)	EUR	17,971	20,309,457
Romark WM-R Ltd., Series 2018-1A, Class A1, 1.28%,
04/20/31 (Call 04/20/22),
(3 mo. LIBOR US + 1.03%)(a)(b)	USD	3,879	3,880,534
RR 3 Ltd., Series 2018-3A, Class A1R2, 1.33%,
01/15/30 (Call 04/15/22),
(3 mo. LIBOR US + 1.09%)(a)(b)	USD	2,000	1,999,004
Santander Drive Auto Receivables Trust
Series 2020-4, Class A3, 0.48%, 07/15/24
(Call 08/15/23)	USD	3,288	3,288,386
Series 2021-1, Class A3, 0.32%, 09/16/24
(Call 09/15/23)	USD	18,753	18,745,790
Satus PLC
0.82%, 08/17/28 (Call 04/17/25),
(Update Replacements.xls: SONIO/N + 0.700%)(b)(c)	GBP	1,061	1,429,740
1.32%, 08/17/28 (Call 04/17/25),
(Update Replacements.xls: SONIO/N + 1.200%)(b)(c)	GBP	400	538,143
1.72%, 08/17/28 (Call 04/17/25),
(Update Replacements.xls: SONIO/N + 1.600%)(b)(c)	GBP	300	403,658
Shackleton Clo Ltd., Series 2017-11A, 1.25%, 08/15/30
(Call 02/15/22), (3 mo. LIBOR US + 1.09%)(a)(b)	USD	2,750	2,748,802
Shackleton CLO Ltd., Series 2015-7R, 1.39%,
07/15/31 (Call 07/15/22),
(3 mo. LIBOR US + 1.150%)(a)(b)	USD	2,750	2,747,320
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2,
1.23%, 04/20/29 (Call 04/20/22), (3 mo. LIBOR US
+ 0.98%(a)(b)	USD	1,571	1,568,871
Silver Creek CLO Ltd., 1.49%, 07/20/30
(Call 04/20/22), (3 mo. LIBOR US + 1.240%)(a)(b)	USD	6,989	6,987,648
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 0.60%, 06/15/33
(Call 03/15/22), (3 mo. LIBOR US + 0.400%)(b)	USD	3,955	3,925,233
Series 2004-B, Class A3, 0.53%, 03/15/24
(Call 03/15/24), (3 mo. LIBOR US + 0.330%)(b)	USD	4,424	4,417,813
Series 2005-A, Class A4, 0.51%, 12/15/38
(Call 03/15/27), (3 mo. LIBOR US + 0.310%)(b)	USD	8,120	7,986,222
Series 2005-B, Class A4, 0.53%, 06/15/39
(Call 09/15/26), (3 mo. LIBOR US + 0.330%)(b)	USD	5,625	5,511,326
Series 2006-A, Class A5, 0.49%, 06/15/39
(Call 03/15/28), (3 mo. LIBOR US + 0.290%)(b)	USD	12,363	12,071,534
Series 2006-B, Class A5, 0.47%, 12/15/39
(Call 06/15/27), (3 mo. LIBOR US + 0.270%)(b)	USD	8,876	8,700,533
SMB Private Education Loan Trust
Series 2017-A, Class A2B, 1.01%, 09/15/34,
(1 mo. LIBOR US + 0.900%)(a)(b)	USD	13,555	13,623,198
Series 2021-C, Class A1, 0.50%, 01/15/53,
(1 mo. LIBOR US + 0.400%)(a)(b)	USD	3,970	3,970,975
SoFi Professional Loan Program LLC, Series 16-C,
Class A1, 1.21%, 10/27/36 (Call 02/25/23),
(1 mo. LIBOR US + 1.100%)(a)(b)	USD	642	643,680
Security		Par (000)	Value

Sound Point Clo XV Ltd., Series 2017-1A, Class ARR, 1.16%, 01/23/29 (Call 04/23/22), (3 mo. LIBOR US + 0.900%)(a)(b)	USD	2,672	$2,669,664
Sound Point CLO XXVIII Ltd., Series 2020 3A,
Class A1, 1.54%, 01/25/32 (Call 04/25/22),
(3 mo. LIBOR US + 1.28%)(a)(b)	USD	1,250	1,250,959
Southwick Park CLO LLC, 1.31%, 07/20/32
(Call 01/20/23), (3 mo. LIBOR US + 1.060%)(a)(b)	USD	8,760	8,759,997
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, 1.39%, 10/15/31 (Call 04/15/22), (3 mo. LIBOR US + 1.15%)(a)(b)	USD	500	499,999
Tagus STC/Ulisses Finance No.2, 0.14%, 09/23/38
(Call 01/23/29)(b)(c)	EUR	12,100	13,711,335
TCI-Symphony CLO Ltd., 1.26%, 10/13/32,
(3 mo. LIBOR US + 1.020%)(a)(b)	USD	5,235	5,233,367
Tesla Auto Lease Trust, Series 2020-A, Class A,
0.55%, 05/22/23 (Call 04/20/23)(a)	USD	1,881	1,881,301
TICP CLO IX Ltd., Series 2017-9A, Class A, 1.39%,
01/20/31 (Call 04/20/22),
(3 mo. LIBOR US + 1.14%)(a)(b)	USD	500	500,504
Verizon Owner Trust, Series 2020-A, Class A1B,
0.37%, 07/22/24 (Call 04/20/23),
(1 mo. LIBOR US + 0.270%)(b)	USD	9,290	9,296,541
VOYA CLO, Series 2017-2A, Class A1R, 1.22%,
06/07/30 (Call 04/15/22),
(3 mo. LIBOR US + 0.980%)(a)(b)	USD	5,330	5,311,525
Voya CLO Ltd., Series 2015-2A, Class AR, 1.23%,
07/23/27 (Call 04/23/22),
(3 mo. LIBOR US + 0.970%)(a)(b)	USD	4,845	4,841,194
Voya Ltd., Series 2012-4, 1.24%, 10/15/30
(Call 07/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	16,500	16,500,000
Wellfleet CLO Ltd., Series 2016-1A, Class AR, 1.16%, 04/20/28 (Call 04/20/22), (3 mo. LIBOR US + 0.91%)(a)(b)	USD	1,011	1,010,770
Westlake Automobile Receivables Trust, Series
2021-1A, Class A2A, 0.39%, 10/15/24
(Call 03/15/24)(a)	USD	10,554	10,534,763

Total Asset-Backed Securities — 18.6%
(Cost: $872,930,975)			870,490,260

Certificates of Deposit

Barclays Bank PLC, 0.33%, 02/01/22		$23,000	23,000,153
Sumitomo Mitsui Banking Corp./New York, 0.70%, 07/15/22		30,000	30,045,168

Total Certificates of Deposit — 1.1%
(Cost: $53,000,000)			53,045,321

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 6.3%
280 Park Avenue Mortgage Trust, Series 2017-280P,
Class A, 0.99%, 09/15/34,
(1 mo. LIBOR US + 0.880%)(a)(b)	USD	12,100	12,076,828
AREIT CRE TRUST 11/24 1, 1.35%, 11/17/24	USD	1,975	1,974,097
AREIT Trust, Series 2019-CRE3, Class A, 1.18%,
09/14/36, (1 mo. LIBOR US + 1.020%)(a)(b)	USD	12,558	12,536,890
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 0.96%, 09/15/34, (1 mo. LIBOR US + 0.850%)(a)(b)	USD	19,220	19,171,633

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust, Series 2019-BWAY, Class A,
1.06%, 11/15/34, (1 mo. LIBOR US + 0.956%)(a)(b)	USD	11,305	$11,272,560
BBCMS-TALL Mortgage Trust, Series 2018-TALL,
Class A, 0.83%, 03/15/37,
(1 mo. LIBOR US + 0.722%)(a)(b)	USD	8,630	8,543,773
BX Commercial Mortgage Trust
0.79%, 10/15/38, (1 mo. LIBOR US + 0.69%)(a)(b)	USD	9,780	9,712,367
Series 2018-BIOA, Class A, 0.78%, 03/15/37,
(1 mo. LIBOR US + 0.671%)(a)(b)	USD	22,445	22,445,721
Series 2020-BXLP, Class A, 0.91%, 12/15/36,
(1 mo. LIBOR US + 0.800%)(a)(b)	USD	7,116	7,111,340
BX Trust
1.01%, 10/15/36, (1 mo. LIBOR US + 0.89%)(a)(b)	USD	8,520	8,509,385
Series 2019-CALM, Class A, 0.98%, 11/15/32,
(1 mo. LIBOR US + 0.876%)(a)(b)	USD	6,798	6,789,815
Series 2021, Class A, 1.39%, 06/15/23,
(1 mo. LIBOR US + 1.280%)(a)(b)	USD	2,070	2,068,270
Chase Home Lending Mortgage Trust, Series
2019-ATR2, Class A11, 1.01%, 07/25/49
(Call 08/25/23), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	1,468	1,472,686
Cold Storage Trust, Series 2020-ICE5, Class A, 1.01%,
11/15/37, (1 mo. LIBOR US + 0.900%)(a)(b)	USD	1,843	1,840,889
Commission, Series 2013- GAM, Class A2, 3.37%,
02/10/28 (Call 02/10/22)(a)	USD	6,518	6,502,467
Commission Mortgage Trust, Series 2013-CR6,
Class A3FL, 0.73%, 03/10/46 (Call 12/10/22),
(1 mo. LIBOR US + 0.630%)(a)(b)	USD	788	787,924
Credit Suisse Mortgage Capital Certificates, Series
2019-ICE4, Class A, 1.09%, 05/15/36,
(1 mo. LIBOR US + 0.980%)(a)(b)	USD	6,333	6,335,032
DBGS Mortgage Trust, Series 2018-5BP, Class A,
0.90%, 06/15/33 (Call 02/15/22),
(1 mo. LIBOR US + 0.645%)(a)(b)	USD	4,200	4,189,517
Dutch Property Finance, Series 2021-2, Class A,
0.16%, 04/28/59 (Call 04/28/26)(b)(c)	EUR	6,366	7,181,292
Elvet Mortgages PLC, Series 2021-1, Class A, 0.57%,
10/22/63 (Call 10/22/26)(b)(c)	GBP	11,105	14,942,014
Extended Stay America Trust, Series 2021-ESH,
Class A, 1.19%, 07/15/38,
(1 mo. LIBOR US + 1.08%)(a)(b)	USD	6,192	6,188,163
GCT Commercial Mortgage Trust, Series 2021-GCT,
Class A, 0.91%, 02/15/38,
(1 mo. LIBOR US + 0.800%)(a)(b)	USD	8,600	8,590,463
Gosforth Funding PLC, Series 2018-1A, Class A1,
0.63%, 08/25/60 (Call 08/25/23),
(3 mo. LIBOR US + 0.450%)(a)(b)	USD	1,753	1,753,803
GS Mortgage Securities Corportation Trust, 1.06%,
10/15/36, (1 mo. LIBOR US + 0.95%)(a)(b)	USD	10,360	10,353,598
JP Morgan Chase Commercial Mortgage Securities
Trust, Series 2019-BKWD, Class A, 1.11%,
09/15/29, (1 mo. LIBOR US + 1.000%)(a)(b)	USD	1,645	1,638,350
KNDL Mortgage Trust, Series 2019-KNSQ, Class A,
0.91%, 05/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	USD	8,533	8,525,253
MED Trust LLC, 1.06%, 11/15/38(a)(b)	USD	4,260	4,254,882
MF1
1.12%, 12/15/34,
(Update Replacements.xls: SOFR30A + 1.070%)(a)(b)	USD	1,230	1,228,856
1.42%, 12/15/34,
(Update Replacements.xls: SOFR30A + 1.370%)(a)(b)	USD	480	479,549
Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 0.81%, 11/15/34,
(1 mo. LIBOR US + 0.700%)(a)(b)	USD	14,512	$14,494,514
Series 2018-BOP, Class A, 0.96%, 08/15/33,
(1 mo. LIBOR US + 0.850%)(a)(b)	USD	5,549	5,528,737
Series 2018-SUN, Class A, 1.01%, 07/15/35
(Call 07/15/22), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	19,045	19,030,038
Natixis Commercial Mortgage Securities Trust, Series
2018-RIVA, Class A, 0.86%, 02/15/33,
(1 mo. LIBOR US + 0.750%)(a)(b)	USD	6,486	6,481,976
SILVERSTONE MASTER ISSUER SMI 2022 1X 2A
REGS, 0.49%, 01/21/70	GBP	3,485	4,683,850
Taurus CMBS, 1.00%, 08/17/31 (Call 08/17/26),
(SOFR + 0.95%)(b)(c)	GBP	7,083	9,528,240
Together Asset Backed Securitisation, 0.77%, 07/12/63 (Call 10/12/25)(b)(c)	GBP	3,133	4,207,579
TPGI Trust, Series 2021 DGWD, Class A, 0.81%,
06/15/26, (1 mo. LIBOR US + 0.700%)(a)(b)	USD	6,320	6,295,971
Wells Fargo Commercial Mortgage Trust, Series
2017-SMP, Class A, 0.98%, 12/15/34,
(1 mo. LIBOR US + 0.750%)(a)(b)	USD	17,280	17,214,165

Total Collaterized Mortgage Obligations — 6.3%
(Cost: $297,370,233)			295,942,487

Commercial Paper

Cigna Corp., 0.00%, 02/28/22(d)		$25,000	24,995,236
Enel Finance America
0.00%, 02/22/22(d)		20,000	19,997,201
0.00%, 06/27/22(d)		13,800	13,769,853
0.00%, 08/09/22(d)		16,000	15,945,955
0.38%, 04/22/22(d)		25,000	24,978,850
0.56%, 07/08/22(d)		20,000	19,950,757
ENI Finance USA Inc., 0.00%, 04/13/22(d)		21,000	20,985,636
GNRL MTRS FINCL Co. Inc.
0.00%, 04/25/22(d)		20,000	19,973,680
0.00%, 04/29/22(d)		20,000	19,971,889
VW CR Inc., 0.00%, 02/16/22(d)		15,000	14,998,580

Total Commercial Paper — 4.2%
(Cost: $195,609,533)			195,567,637

Corporate Bonds & Notes

Aerospace & Defense — 0.3%
Boeing Co. (The), 2.13%, 03/01/22 (Call 02/28/22)(e)		9,400	9,415,424
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)(e)		5,000	5,144,366
			14,559,790
Agriculture — 0.3%
BAT Capital Corp.
1.04%, 08/15/22 (Call 07/15/22),
(3 mo. LIBOR US + 0.880%)(b)(e)		10,000	10,017,239
2.76%, 08/15/22 (Call 07/15/22)(e)		2,994	3,020,110
			13,037,349
Auto Manufacturers — 7.5%
American Honda Finance Corp.
1.95%, 05/20/22		14,773	14,836,768
2.20%, 06/27/22(e)		6,136	6,176,725
BMW Finance NV, 2.25%, 08/12/22(a)(e)		16,350	16,464,479

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW U.S. Capital LLC, 0.04%, 08/12/24,
(SOFR + 0.380%)(a)(b)(e)	$22,230	$22,276,238
Daimler Finance North America LLC
0.75%, 03/01/24(a)(e)	9,005	8,837,609
1.04%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(b)	24,623	24,633,340
2.55%, 08/15/22(a)(e)	19,691	19,876,589
Daimler Trucks Finance North America LLC, 1.13%, 12/14/23(a)(e)	15,000	14,851,454
Ford Motor Credit Co. LLC, 3.34%, 03/28/22
(Call 02/28/22)	10,000	10,005,000
General Motors Financial Co. Inc.
0.66%, 10/15/24, (SOFR + 0.620%)(b)(e)	15,000	14,988,610
1.05%, 03/08/24(e)	20,000	19,678,433
3.45%, 04/10/22 (Call 02/28/22)	19,200	19,248,841
Hyundai Capital America
0.80%, 04/03/23(a)(e)	17,710	17,568,965
1.00%, 09/17/24(a)(e)	8,105	7,874,627
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/24(a)(e)	10,520	10,202,805
Nissan Motor Acceptance Corp.
0.83%, 03/08/24, (3 mo. LIBOR US + 0.640%)(a)(b)	4,375	4,371,487
1.05%, 03/08/24(a)	12,515	12,222,734
Stellantis NV, 5.25%, 04/15/23(e)	9,400	9,784,836
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(a)	44,345	44,200,025
2.70%, 09/26/22(a)(e)	2,145	2,167,900
2.90%, 05/13/22(a)	35,500	35,717,466
4.25%, 11/13/23(a)	13,000	13,572,083
		349,557,014
Banks — 23.0%
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(b)	21,200	20,956,888
1.36%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	10,000	10,092,143
3.85%, 04/12/23	9,291	9,537,627
Bank of America Corp.
1.26%, 04/24/23 (Call 04/24/22),
(3 mo. LIBOR US + 1.000%)(b)(e)	12,500	12,520,885
3.00%, 12/20/23 (Call 12/20/22),
(3 mo. LIBOR US + 0.790%)(b)	58,985	59,880,668
3.55%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.780%)(b)	30,000	30,670,060
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)(e)	20,000	20,191,090
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	15,000	15,035,883
Barclays PLC
1.54%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.380%)(b)(e)	41,000	41,547,414
1.59%, 02/15/23 (Call 02/15/22),
(3 mo. LIBOR US + 1.430%)(b)	20,000	20,009,094
4.61%, 02/15/23 (Call 02/15/22)(b)	15,000	15,017,368
BPCE SA
0.62%, 01/14/25(a)	3,110	3,111,742
1.44%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)	15,000	15,213,210
3.00%, 05/22/22(a)	17,993	18,131,677
Canadian Imperial Bank of Commerce, 0.45%,
06/22/23	27,480	27,149,136
Citigroup Inc.
0.96%, 10/27/22 (Call 09/27/22),
(3 mo. LIBOR US + 0.690%)(b)	10,000	10,028,798
2.70%, 10/27/22 (Call 09/27/22)	33,800	34,170,819
Security	Par (000)	Value

Banks (continued)
2.88%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(b)	$13,250	$13,357,283
Cooperatieve Rabobank UA, 1.08%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	10,000	10,089,176
Credit Suisse AG/New York NY, 0.52%, 08/09/23(e)	25,000	24,665,925
Credit Suisse Group AG, 3.80%, 06/09/23	8,500	8,746,022
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22(e)	19,380	19,731,384
Danske Bank A/S, 2.70%, 03/02/22(a)(e)	15,000	15,028,519
Deutsche Bank AG/New York NY, Series E, 0.04%, 11/08/23, (SOFR + 0.500%)(b)	13,790	13,777,766
Federation des Caisses Desjardins du Quebec, 0.48%, 05/21/24, (SOFR + 0.430%)(a)(b)(e)	20,000	20,026,440
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 03/08/22)(e)	25,000	24,800,756
1.22%, 12/06/23 (Call 12/06/22)	28,860	28,709,400
1.26%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 1.000%)(b)	5,000	5,015,803
1.78%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)(e)	13,800	14,102,440
3.20%, 02/23/23 (Call 01/23/23)(e)	7,583	7,737,286
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23),
(SOFR + 0.534%)(b)	11,120	10,939,523
1.43%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.230%)(b)(e)	13,000	13,209,833
3.60%, 05/25/23(e)	10,000	10,292,623
Series ., 0.63%, 11/22/24 (Call 11/22/23),
(SOFR + 0.580%)(b)	6,570	6,578,212
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)	15,430	15,537,877
ING Groep NV, 1.37%, 03/29/22,
(3 mo. LIBOR US + 1.150%)(b)	3,500	3,505,982
JPMorgan Chase & Co.
1.16%, 04/25/23 (Call 04/25/22),
(3 mo. LIBOR US + 0.900%)(b)(e)	8,900	8,936,677
1.51%, 06/01/24 (Call 06/01/23),
(SOFR + 1.455%)(b)	20,000	20,008,778
2.78%, 04/25/23 (Call 04/25/22),
(3 mo. LIBOR US + 0.935%)(b)	18,450	18,514,807
3.21%, 04/01/23 (Call 04/01/22),
(3 mo. LIBOR US + 0.695%)(b)	6,000	6,019,681
3.25%, 09/23/22	5,000	5,078,810
3.56%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(b)	29,600	30,369,601
Lloyds Banking Group PLC, 2.86%, 03/17/23
(Call 03/17/22), (3 mo. LIBOR US + 1.2%)(b)(e)	32,000	32,064,687
Mitsubishi UFJ Financial Group Inc.
1.05%, 07/25/22, (3 mo. LIBOR US + 0.790%)(b)	3,000	3,008,611
2.62%, 07/18/22	5,000	5,041,651
2.67%, 07/25/22(e)	5,000	5,045,772
3.00%, 02/22/22	5,000	5,007,040
Mizuho Financial Group Inc.
0.81%, 05/25/24 (Call 05/25/23),
(3 mo. LIBOR US + 0.630%)(b)	10,000	10,031,774
0.97%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)(e)	3,000	3,016,566
1.05%, 09/13/23 (Call 09/13/22),
(3 mo. LIBOR US + 0.850%)(b)(e)	25,000	25,085,510
3.55%, 03/05/23(e)	20,000	20,479,363

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23),
(SOFR + 0.455%)(b)	$20,000	$19,830,079
0.56%, 11/10/23 (Call 11/10/22),
(SOFR + 0.466%)(b)	5,500	5,469,536
1.66%, 10/24/23 (Call 10/24/22),
(3 mo. LIBOR US + 1.400%)(b)	23,700	23,894,559
3.75%, 02/25/23	25,000	25,740,011
National Bank of Canada, 0.54%, 08/06/24,
(SOFR + 0.490%)(b)	8,695	8,706,464
Natwest Group PLC
1.63%, 05/15/23 (Call 05/15/22),
(3 mo. LIBOR US + 1.470%)(b)(e)	9,895	9,927,060
1.77%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(b)	3,000	3,047,626
3.50%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US
+ 1.48%(b)	8,500	8,550,591
3.88%, 09/12/23(e)	20,000	20,624,990
Skandinaviska Enskilda Banken AB, 0.85%, 12/12/22,
(3 mo. LIBOR US + 0.645%)(a)(b)	15,000	15,063,639
Sumitomo Mitsui Financial Group Inc.
1.04%, 10/16/23, (3 mo. LIBOR US + 0.800%)(b)(e)	4,000	4,035,639
2.78%, 07/12/22(e)	5,000	5,045,963
UBS AG/London
0.04%, 08/09/24, (SOFR + 0.450%)(a)(b)(e)	15,725	15,711,791
1.75%, 04/21/22 (Call 03/21/22)(a)(e)	12,680	12,704,439
UBS Group AG
1.38%, 05/23/23 (Call 05/23/22),
(3 mo. LIBOR US + 1.220%)(a)(b)	20,000	20,065,544
3.49%, 05/23/23 (Call 05/23/22)(a)	20,000	20,134,472
UniCredit SpA, 3.75%, 04/12/22(a)(e)	17,595	17,689,656
Wells Fargo & Co., 1.53%, 10/31/23 (Call 10/31/22),
(3 mo. LIBOR US + 1.230%)(b)(e)	14,000	14,112,320
		1,077,180,459
Beverages — 0.2%
Keurig Dr Pepper Inc., 0.75%, 03/15/24
(Call 03/15/22)(e)	11,955	11,701,183

Biotechnology — 0.5%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 02/08/22)	25,438	25,157,693

Building Materials — 0.2%
Martin Marietta Materials Inc., 0.65%, 07/15/23
(Call 07/15/22)(e)	8,800	8,699,220

Chemicals — 0.4%
DuPont de Nemours Inc., 4.21%, 11/15/23
(Call 10/15/23)(e)	2,000	2,090,471
International Flavors & Fragrances Inc.
0.70%, 09/15/22(a)(e)	5,300	5,285,061
3.20%, 05/01/23 (Call 02/01/23)	9,000	9,156,934
Sherwin-Williams Co. (The), 2.75%, 06/01/22
(Call 05/01/22)(e)	1,254	1,259,899
		17,792,365
Computers — 0.5%
Dell International LLC/EMC Corp., 5.45%, 06/15/23
(Call 04/15/23)(e)	10,523	11,000,203
Security	Par (000)	Value

Computers (continued)
International Business Machines Corp.
2.85%, 05/13/22	$7,500	$7,548,772
2.88%, 11/09/22	3,679	3,734,570
		22,283,545
Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.15%, 10/29/23(e)	35,000	34,546,421
4.63%, 07/01/22	20,500	20,818,961
Air Lease Corp.
0.55%, 12/15/22, (3 mo. LIBOR US + 0.350%)(b)(e)	28,600	28,588,420
0.70%, 02/15/24 (Call 01/15/24)(e)	4,840	4,705,158
3.88%, 07/03/23 (Call 06/03/23)	6,138	6,309,125
Ally Financial Inc., 4.13%, 02/13/22	25,385	25,412,580
American Express Co.
0.83%, 02/27/23 (Call 01/27/23),
(3 mo. LIBOR US + 0.650%)(b)	4,000	4,017,462
2.50%, 08/01/22 (Call 07/01/22)	15,000	15,116,999
3.40%, 02/27/23 (Call 01/27/23)	22,382	22,906,201
Aviation Capital Group LLC, 3.88%, 05/01/23
(Call 04/01/23)(a)(e)	20,240	20,692,851
Capital One Financial Corp.
1.15%, 03/09/22 (Call 02/09/22),
(3 mo. LIBOR US + 0.950%)(b)	24,635	24,639,277
2.60%, 05/11/23 (Call 04/11/23)	14,000	14,185,367
3.20%, 01/30/23 (Call 12/30/22)(e)	10,000	10,191,116
Charles Schwab Corp. (The), 0.54%, 03/18/24
(Call 02/18/24), (SOFR + 0.500%)(b)	34,500	34,546,662
International Lease Finance Corp., 5.88%, 08/15/22	21,825	22,391,927
		289,068,527
Electric — 3.2%
Dominion Energy Inc., Series D, 0.73%, 09/15/23
(Call 02/18/22), (3 mo. LIBOR US + 0.530%)(b)	10,975	10,976,646
Duke Energy Corp.
0.04%, 06/10/23, (SOFR + 0.250%)(b)(e)	13,865	13,840,293
3.05%, 08/15/22 (Call 05/15/22)	17,045	17,157,454
NextEra Energy Capital Holdings Inc.
0.04%, 03/01/23, (SOFR + 0.540%)(b)	5,580	5,589,072
0.04%, 11/03/23 (Call 05/03/22),
(SOFR + 0.400%)(b)(e)	24,300	24,304,860
0.43%, 02/22/23 (Call 02/28/22),
(3 mo. LIBOR US + 0.270%)(b)	26,954	26,951,710
0.65%, 03/01/23(e)	24,670	24,561,452
Southern California Edison Co., 0.70%, 04/03/23(e)	26,240	25,972,110
		149,353,597
Food — 0.4%
General Mills Inc.
1.25%, 10/17/23, (3 mo. LIBOR US + 1.010%)(b)(e)	2,696	2,730,376
2.60%, 10/12/22 (Call 09/12/22)(e)	9,135	9,231,619
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)(e)	7,930	7,964,347
		19,926,342
Gas — 0.6%
Atmos Energy Corp., 0.63%, 03/09/23
(Call 02/14/22)(e)	7,875	7,828,220
ONE Gas Inc., 0.85%, 03/11/23 (Call 02/28/22)(e)	20,000	19,876,112
		27,704,332
Health Care - Products — 0.4%
Baxter International Inc., 0.49%, 11/29/24,
(SOFR + 0.440%)(a)(b)	6,430	6,409,938

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific Inc., 0.04%, 10/18/24
(Call 10/18/22), (SOFR + 0.530%)(b)	$12,850	$12,856,341
		19,266,279
Health Care - Services — 1.6%
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	4,555	4,621,399
3.13%, 05/15/22	27,616	27,807,465
Humana Inc., 0.65%, 08/03/23 (Call 02/07/22)	43,100	42,540,940
		74,969,804
Household Products & Wares — 0.2%
Avery Dennison Corp., 0.85%, 08/15/24
(Call 08/15/22)(e)	10,440	10,191,905

Machinery — 0.3%
Caterpillar Financial Services Corp., 0.67%, 05/15/23,
(3 mo. LIBOR US + 0.510%)(b)	9,600	9,640,972
Rockwell Automation Inc., 0.35%, 08/15/23
(Call 08/15/22)	3,870	3,817,133
		13,458,105
Manufacturing — 0.6%
Carlisle Companies Inc., 0.55%, 09/01/23
(Call 09/01/22)	9,115	8,974,893
General Electric Co., 2.70%, 10/09/22	17,655	17,873,216
		26,848,109
Media — 2.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
1.97%, 02/01/24 (Call 01/01/24),
(3 mo. LIBOR US + 1.650%)(b)	18,300	18,746,067
4.46%, 07/23/22 (Call 05/23/22)(e)	74,155	74,978,405
		93,724,472
Oil & Gas — 0.4%
Phillips 66, 0.90%, 02/15/24 (Call 02/28/22)(e)	19,400	19,137,607

Pharmaceuticals — 5.5%
AbbVie Inc.
2.30%, 11/21/22	21,924	22,148,202
2.90%, 11/06/22	50,000	50,695,853
Bayer U.S. Finance II LLC
1.21%, 12/15/23 (Call 11/15/23),
(3 mo. LIBOR US + 1.010%)(a)(b)	32,500	32,761,918
3.88%, 12/15/23 (Call 11/15/23)(a)(e)	15,000	15,495,227
Bristol-Myers Squibb Co., 2.60%, 05/16/22(e)	10,400	10,463,012
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)(e)	9,360	9,148,209
3.05%, 11/30/22 (Call 10/31/22)	19,937	20,263,369
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	15,000	15,158,892
3.50%, 07/20/22 (Call 05/20/22)(e)	33,390	33,676,936
Shire Acquisitions Investments Ireland DAC, 2.88%,
09/23/23 (Call 07/23/23)(e)	24,400	24,864,242
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23
(Call 10/26/23)	20,000	20,922,812
		255,598,672
Pipelines — 0.9%
Enbridge Inc.
0.04%, 02/17/23, (SOFR + 0.400%)(b)	3,130	3,128,269
0.55%, 10/04/23	2,805	2,757,736
4.00%, 10/01/23 (Call 07/01/23)	6,000	6,210,666
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)(e)	$10,000	$10,159,631
3.60%, 02/01/23 (Call 11/01/22)	6,400	6,501,577
4.25%, 03/15/23 (Call 12/15/22)(e)	8,000	8,185,983
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	6,309	6,415,028
		43,358,890
Retail — 1.0%
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/28/22)(a)	34,000	33,825,241
0.80%, 02/10/24 (Call 02/28/22)(a)(e)	15,600	15,286,983
		49,112,224
Semiconductors — 0.1%
Analog Devices Inc., 0.04%, 10/01/24,
(SOFR + 0.250%)(b)(e)	5,025	5,024,397
Software — 3.0%
Fidelity National Information Services Inc., 0.38%, 03/01/23(e)	32,634	32,306,982
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25,675	25,960,074
3.80%, 10/01/23 (Call 09/01/23)(e)	4,000	4,137,714
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(e)	8,000	8,089,549
2.50%, 10/15/22(e)	23,441	23,677,248
2.63%, 02/15/23 (Call 01/15/23)	10,780	10,919,448
VMware Inc., 0.60%, 08/15/23(e)	34,000	33,530,757
		138,621,772
Telecommunications — 1.3%
AT&T Inc.
0.68%, 03/25/24 (Call 03/25/22),
(SOFR + 0.640%)(b)	22,000	21,979,100
1.38%, 06/12/24, (3 mo. LIBOR US + 1.180%)(b)	15,000	15,289,633
Verizon Communications Inc.
0.04%, 03/22/24, (SOFR + 0.500%)(b)	12,440	12,474,828
1.26%, 05/15/25 (Call 03/15/25),
(3 mo. LIBOR US + 1.100%)(b)(e)	10,000	10,205,960
		59,949,521
Transportation — 1.1%
Ryder System Inc.
2.80%, 03/01/22 (Call 02/11/22)	5,000	5,001,291
2.88%, 06/01/22 (Call 05/01/22)	20,000	20,107,178
3.65%, 03/18/24 (Call 02/18/24)(e)	19,000	19,725,903
3.88%, 12/01/23 (Call 11/01/23)	5,000	5,192,342
		50,026,714
Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(a)	10,000	10,124,356
4.13%, 08/01/23 (Call 07/01/23)(a)(e)	15,000	15,517,459
4.88%, 07/11/22(a)	4,901	4,984,121
		30,625,936
Total Corporate Bonds & Notes — 62.3%
(Cost: $2,927,844,973)		2,915,935,823

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
Repurchase Agreements(b)(f)
Goldman Sachs & Co., 0.57%, 02/01/22 (Purchased on
01/31/22 to be repurchased at $125,001,979,
collateralized by non-agency mortgage-backed
security,0.45% to 8.10%, due 02/08/22 to 01/15/42,
par and fair value of $123,980,840 and
$130,021,346, respectively)	$125,000	$125,000,000

Total Repurchase Agreements — 2.7%
(Cost: $125,000,000)		125,000,000

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(g)(h)(i)	28,525	28,533,159
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	210,830	210,830,000

Total Money Market Funds — 5.1%
(Cost: $239,356,552)		239,363,159

Total Investments in Securities — 100.3%
(Cost: $4,711,112,266)		4,695,344,687
Other Assets, Less Liabilities — (0.3)%		(15,448,406)
Net Assets — 100.0%		$4,679,896,281

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Zero-coupon bond.

(e)	All or a portion of this security is on loan.

(f)	Maturity date represents next reset date.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$49,889,059	$—		$(21,348,655	)(a)	$(5,138)	$(2,107)	$28,533,159	28,525	$16,273	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	208,310,000	2,520,000	(a)	—		—	—	210,830,000	210,830	2,686		—
						$(5,138)	$(2,107)	$239,363,159		$18,959		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	57,170,673	EUR	50,485,000	SSB	03/16/22	$400,727
EUR	1,284,000	USD	1,459,349	DB	03/16/22	(15,502)
USD	1,512,941	GBP	1,132,000	CITI	03/16/22	(9,099)
USD	48,948,926	GBP	36,884,000	GS	03/16/22	(643,751)
						(668,352)
	Net unrealized depreciation					$(267,625)

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$870,490,260	$—	$870,490,260
Certificates of Deposit	—	53,045,321	—	53,045,321
Collaterized Mortgage Obligations	—	295,942,487	—	295,942,487
Commercial Paper	—	195,567,637	—	195,567,637
Corporate Bonds & Notes	—	2,915,935,823	—	2,915,935,823
Repurchase Agreements	—	125,000,000	—	125,000,000
Money Market Funds	239,363,159	—	—	239,363,159
	$239,363,159	$4,455,981,528	$—	$4,695,344,687
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$400,727	$—	$400,727
Liabilities
Forward Foreign Currency Exchange Contracts	—	(668,352)	—	(668,352)
	$—	$(267,625)	$—	$(267,625)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

CLO	Collateralized Loan Obligation
CR	Custodian Receipt
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Currency Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar
Counterparty Abbreviations

CITI	Citibank N.A.
DB	Deutsche Bank AG London
GS	Goldman Sachs & Co.
SSB	State Street Bank and Trust Co.